Intangibles and Other Assets (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Amortizable intangible assets:
Amortizable intangible assets, net of accumulated amortization	$ 5,238		$ 5,416		$ 6,231
Other assets:
Financing costs, net of accumulated amortization	27,368		28,761		33,909
Deferred major repair	12,254		16,218		17,473
Replacement parts, net	3,282		3,465		3,679
Restricted cash	2,612		4,946		3,454
Other	8,160		6,469		10,601
Total other assets	53,676		59,859		69,116
Intangibles and other assets	75,094		81,455		93,127
Trademarks
Unamortizable intangible assets:
Trademarks	16,180		16,180		17,780
Customer Relationships
Amortizable intangible assets:
Amortizable intangible assets, net of accumulated amortization	4,970		5,120		5,820
Patents
Amortizable intangible assets:
Amortizable intangible assets, net of accumulated amortization	268		296		411
VERSO PAPER HOLDINGS LLC
Amortizable intangible assets:
Amortizable intangible assets, net of accumulated amortization	5,238		5,416		6,231
Other assets:
Financing costs, net of accumulated amortization	27,368		28,761		33,909
Deferred major repair	12,254		16,218		17,473
Replacement parts, net	3,282		3,465		3,679
Loan to affiliate	23,305		23,305		23,305
Restricted cash	2,612		4,946		3,454
Other	8,160		6,469		10,601
Total other assets	76,981		83,164		92,421
Intangibles and other assets	98,399	[1]	104,760	[1],[2]	116,432	[2]
VERSO PAPER HOLDINGS LLC | Trademarks
Unamortizable intangible assets:
Trademarks	16,180		16,180		17,780
VERSO PAPER HOLDINGS LLC | Customer Relationships
Amortizable intangible assets:
Amortizable intangible assets, net of accumulated amortization	4,970		5,120		5,820
VERSO PAPER HOLDINGS LLC | Patents
Amortizable intangible assets:
Amortizable intangible assets, net of accumulated amortization	$ 268		$ 296		$ 411

[1]	Intangibles and other assets, net of Guarantor Subsidiaries include $23.3 million of a long-term note receivable from Verso Finance.
[2]	Intangibles and other assets, net of Guarantor Subsidiaries includes $23.3 million of a long-term note receivable from Verso Finance.